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                                                                     Rule 497(e)
                                                                     33-61810
                                                                     333-00295


                     SUPPLEMENT DATED JUNE 30, 2006 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006 OF
                     THE DIVERSIFIED INVESTORS FUNDS GROUP
                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS SMALL-CAP GROWTH FUND
DIVERSIFIED INSTITUTIONAL SMALL-CAP GROWTH FUND

     Following the departure from Trusco on June 23, 2006 of the small cap growth portfolio management team, the portfolio manager named in the prospectus is no longer managing the Small-Cap Growth Portfolio. Effective June 26, 2006, Trusco designated James P. Foster and Stuart F. Van Arsdale to act as co-portfolio managers of the Portfolio.

     As of March 31, 2006, Mr. Foster managed assets for 18 other accounts having approximately $1.2 billion in total assets. As of March 31, 2006, Mr. Arsdale managed assets for 5 other accounts having approximately $80 million in total assets. Trusco's advisory fee was not based on performance for any of the aforementioned other accounts. Neither Mr. Foster nor Mr. Arsdale managed assets for other registered investment companies or pooled investment vehicles.

     Portfolio manager compensation consists of a salary, incentive compensation bonus, restricted stock grants, pension benefit, and other benefits. Trusco also matches a portion of 401(k) contributions. Salary is based on a number of factors, including assets under management, performance history, tenure at the firm and a market analysis of peer groups. The incentive compensation bonus is a function of both performance and qualitative assessment of factors including assets under management and client service and retention.

     As of March 31, 2006, neither Mr. Foster nor Mr. Arsdale beneficially owned securities in any of the Funds that invest in the Small-Cap Growth Portfolio.

Form No. 3157 (Rev. 6/06)                                               33-61810
                                                                       333-00295